Current Liabilities (Details) - EUR (€)	Mar. 31, 2022	Dec. 31, 2021
Current contract liabilities [abstract]
Deferred income	€ 19,207,000	€ 19,802,000
Current portion	(5,656,000)	(5,115,000)
Non current deferred income	13,551,000	14,687,000
Other current liabilities	8,022,000	10,760,000
Eli Lilly and Company
Current contract liabilities [abstract]
Deferred income	18,693,000	19,143,000
Yarrow Biotechnology, Inc
Current contract liabilities [abstract]
Deferred income		73,000
Foundation Fighting Blindness
Current contract liabilities [abstract]
Deferred income	494,000	561,000
EC Horizon 2020 Program
Current contract liabilities [abstract]
Deferred income	€ 20,000	€ 25,000